Impairment of Assets (Tables) - VEON Holdings B.V. [Member]	9 Months Ended
Sep. 30, 2025
Impairment of Assets (Tables) [Line Items]
Schedule of Net Impairment Losses	Net Impairment losses in 2024
2024	Property and equipment	Total impairment
Kyivstar	3	3
	3	3
Net Impairment losses in 2023
2023	Property and equipment	Total impairment
Kyivstar	1	1
	1	1

Schedule of Key Assumptions

KEY ASSUMPTIONS

	2024	2023
Discount rate (local currency)	18%	22%
Revenue growth rates
Average annual revenue growth rate during forecast period	10%	9%
Terminal growth rate	1%	1%
Operating margin
Average operating margin during the forecast period	52%	51%
Terminal period operating margin	50%	50%
Capex
Average CAPEX as a percentage of revenue during the forecast period	22%	19%
Terminal period CAPEX as a percentage of revenue	20%	20%